Credit Concentration (Details) (Sales Revenue, Goods, Net [Member], Maximum [Member], Customer Concentration Risk [Member])	Dec. 31, 2011
Sales Revenue, Goods, Net [Member] | Maximum [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%